Note 7 - Investment in MHB (Details) - USD ($)			12 Months Ended
	Dec. 22, 2016	Nov. 10, 2015	Dec. 31, 2016	Dec. 31, 2015	Aug. 11, 2016	Nov. 11, 2015
Impairment loss on investment			$ (1,049,475)	$ (1,846,515)
Common Stock
Stock price					$ 2.10
Mile High Brands
Shares purchased	15,000	10,000,000
Stock price		$ 5.80				$ 5.80
Value of Original Investment		$ 2,900,000				$ 2,900,000
Business Acquisition, Percentage of Voting Interests Acquired		49.00%
Investment at fair value			0	1,049,475
Impairment loss on investment			$ 1,049,475	$ 1,846,515
Equity Method Investment, Additional Information	On December 22, 2016, we entered into an amendment to share exchange agreement, under which: (a) MHB cancelled 9,985,000 MHB shares issued to us under the exchange agreement; (b) we cancelled 485,000 of our post-split shares issued to MHB under the exchange agreement; (c) the Gross Revenue Assignment between the parties was terminated and section 2.04 of the exchange agreement was deleted in its entirety; and (d) the parties confirmed that the $7,500 payment from MHB to us was for fees as originally contemplated under the exchange agreement.
Mile High Brands | Common Stock
Shares Issued		500,000